TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate
A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to taxes on income (tax benefit) as reported in the statements of income:

	Year ended December 31,
	2013	2012	2011
Income (loss) before taxes on income (tax benefit) as reported in the statements of income	$5,267	$5,279	$(1,148)

Statutory tax rate in Israel	25%	25%	24%

Theoretical taxes on income (tax benefit)	$1,317	$1,320	$(276)

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	453	434	(73)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(255)	(143)	103
Change in enacted tax rates	34	-	-
Exempt income	-	(4)	(10)
Valuation allowance	294	499	-
Tax in respect of prior years	(342)	(83)	(24)
Permanent differences	(460)	67	(55)
Taxes on income (tax benefit) as reported in the statements of income (loss)	$1,041	$2,090	$(335)

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign
Income (loss) before taxes on income (tax benefit) is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Domestic (Israel)	$1,942	$2,046	$1,547
Foreign (United States)	3,325	3,233	(2,695)

	$5,267	$5,279	$(1,148)

Schedule of Components of Income Tax Provision
Taxes on income (tax benefit) included in the statements of income:

	Year ended December 31,
	2013	2012	2011
Current:
Domestic (Israel)	$160	$282	$373
Foreign (United States)	334	295	213

	494	577	586
Deferred:
Domestic (Israel)	15	115	245
Foreign (United States)	874	1,481	(1,142)

	889	1,596	(897)
Previous years:
Domestic (Israel)	(209)	(45)	(71)
Foreign (United States)	(133)	(38)	47

	(342)	(83)	(24)

	$1,041	$2,090	$(335)

Schedule of Deferred Tax Assets and Liabilities
Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2013	2012
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$47	$133
Unrealized gains	146	131
Provisions for employee benefits	277	270
Inventory	920	1,171
Other temporary differences	199	417
Deferred tax assets - short-term- other accounts receivables	$1,589	$2,122

Goodwill and intangible assets	$671	$884
Property, plant and equipment	18	707
Provisions for employee benefits and other temporary differences	38	64
Tax credits carryforward	447	274
Capital and state tax losses carryforward	3,306	1,823
Net operating losses carryforward	419	606
Other	23	-
Deferred tax assets, before valuation allowance - Long-term	4,922	4,358
Valuation allowance	(3,306)	(1,823)
Deferred tax assets, net - long-term	$1,616	$2,535

Other temporary differences deferred tax liabilities - short-term- other accounts receivable	$(40)	$(126)

Property, plant and equipment and intangible assets	(1,003)	(1,457)
Other	(55)	(33)
Deferred tax Liabilities - Long-term	$(1,058)	$(1,490)

Reconciliation of the Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized provision is as follows:

Amount

Balance at January 1, 2011	$84
Exchange rate differences	2
Balance at December 31, 2011	86
Exchange rate differences	(2)
Balance at December 31, 2012	84
Exchange rate differences	6
Utilization upon assessment	(90)
Balance at December 31, 2013	$-

Schedule of Supplemental Consolidated Balance Sheets Information
	Warranty provision	Allowance for Doubtful Accounts

Balance, as of January 1, 2011	341	2,419

Additions	169	31
Utilization	(222)	-
Write-offs, net of recoveries	-	(2,260)

Balance, as of December 31, 2011	288	190

Additions	196	258
Utilization	(208)	-
Write-offs, net of recoveries	-	(72)

Balance, as of December 31, 2012	$276	$376

Additions	186	17
Utilization	(190)	-
Write-offs, net of recoveries	-	(270)

Less: Held for sale	(43)	-

Balance, as of December 31, 2013	$229	$123